RELATED PARTY TRANSACTIONS (Details)		1 Months Ended			9 Months Ended
	Nov. 30, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥)	Sep. 30, 2013 CNY (¥)	May. 31, 2012 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) item	Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Due from related parties, current					$ 44,568,821			¥ 283,261,598	¥ 10,568,937
Due from related parties, non-current					83,673,386			531,794,572	510,039,284
Due to related parties, current					25,274,839			160,636,765	¥ 17,049,103
Keystone
RELATED PARTY TRANSACTIONS
Percentage of equity interest acquired										4.00%
Home Inns
RELATED PARTY TRANSACTIONS
Commissions from related parties						¥ 25,835,347	¥ 23,627,724
Number of shared directors | item									2
Due from related parties, current								6,028,483	¥ 4,166,006
Hanting
RELATED PARTY TRANSACTIONS
Commissions from related parties						10,156,186	14,922,688
Due from related parties, current								8,898,351	6,402,931
Due from related parties, non-current								2,041,667	4,083,334
Due to related parties, current								1,000,000	1,000,000
Tujia
RELATED PARTY TRANSACTIONS
Commissions from related parties						3,517,066
Commissions to related parties						8,447,943
Amount of entursted loan and interest		¥ 72,000,000				73,482,082
Term of the loan		1 year
Due from related parties, current								155,134,023
Skyseas
RELATED PARTY TRANSACTIONS
Amount of entursted loan and interest					$ 80,000,000	¥ 11,347,199
Interest rate on entrusted loan (as a percent)					3.00%	3.00%
Due from related parties, current								78,525,741
Due from related parties, non-current								529,752,905	505,955,950
HK Skysea Investment
RELATED PARTY TRANSACTIONS
Due from related parties, current								31,675,000
Due to related parties, current								152,105,737
LY.com
RELATED PARTY TRANSACTIONS
Commissions to related parties						¥ 53,560,593
Due to related parties, current								5,034,669	10,250,334
Technology company focusing on hotel customer reviews
RELATED PARTY TRANSACTIONS
Amount of entursted loan and interest			¥ 13,000,000				694,577
Term of the loan			1 year
Ananda Travel Service (Aust.) Pty Limited ("Ananda")
RELATED PARTY TRANSACTIONS
Purchases from related party						9,143,324	¥ 23,695,089
Due to related parties, current								2,496,359	¥ 5,798,769
Others
RELATED PARTY TRANSACTIONS
Due from related parties, current								¥ 3,000,000
Starway Hong Kong
RELATED PARTY TRANSACTIONS
Commissions from related parties						¥ 151,768,047
Starway Hong Kong | Hanting
RELATED PARTY TRANSACTIONS
Consideration for disposal of majority equity share of Starway Hong Kong to Hanting	¥ 16,500,000			¥ 17,100,000
Transferred equity percentage	49.00%			51.00%
Purchase price receivable	¥ 12,250,000
Period of installment	3 years